Label	Element	Value
Templeton Sustainable Emerging Markets Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Templeton Sustainable Emerging Markets Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Current income with capital appreciation as a secondary goal.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor. More information about these and other discounts is available from your financial professional and under “Your Account” on page 175 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 88 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – “Intermediary Sales Charge Discounts and Waivers” to the Fund’s prospectus.

Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 or Advisor Class shares.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 58.11% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	58.11%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not sell your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in government bonds issued by emerging market countries pursuant to the investment manager’s investment strategy that emphasizes the current and projected sustainability efforts of emerging market countries in certain environmental, social and governance (ESG) categories (sustainability investment strategy). The investment manager’s sustainability investment strategy is based on its premise that when emerging market countries are evaluated on their ESG practices, they will score lower than developed market countries. A disparity in economic resources and the resulting lower absolute ESG score will often cause emerging markets to be overlooked or excluded from traditional investment strategies that only incorporate a snap-shot of current ESG scores. As a result, to counterbalance this disparity, the investment manager also evaluates an emerging market country’s momentum in improving its sustainability efforts, and, therefore, its ESG score, over the near to medium term, because it believes that projected positive change is an important tool in forecasting the long-term economic, social and political development of a country and the potential increase in the value of its bonds.

Under normal market conditions, the Fund invests at least 80% of its net assets in a non-diversified portfolio of bonds issued by “emerging market countries.” For purposes of the Fund’s 80% policy, the bonds in which the Fund invests consist of treasuries and government debt typically backed by the full faith and credit of the government and issued for the purpose of financing the emerging market country’s general growth and development. In addition, under normal market conditions, at least 80% of the Fund’s net assets are invested in or exposed to government bonds of emerging market countries that are determined by the investment manager, at the time of purchase, to score: (i) in the highest 50% of emerging market countries in the Templeton Global Macro ESG Index (TGM-ESGI) universe based on their current overall environmental, social and governance score; or (ii) in the highest 80% of emerging market countries in the TGM-ESGI universe based on their current overall environmental, social and governance score and that have a positive or neutral sustainability momentum (i.e., the difference between a country’s projected score and its current score over time). The investment manager counts toward the Fund’s 80% policies the notional value of derivatives and other instruments that provide long exposure to the interest rates, currencies or sovereign credit of bonds issued by emerging market countries.

"Emerging market countries" are countries considered to be emerging or frontier markets by the International Monetary Fund or the United Nations; countries included as emerging or frontier markets by S&P Dow Jones, Morgan Stanley Capital International or FTSE Russell index providers; and countries in the JPMorgan Emerging Markets Bond Index - Global (EMBIG), JPMorgan Government Bond Index - Emerging Markets Broad (GBI-EM Broad) or JPMorgan Corporate Emerging Markets Bond Index Broad (CEMBI Broad) fixed income indexes. Emerging market countries typically are located in the Asia Pacific region, Eastern Europe, the Middle East, Central and South America and Africa.

In employing its sustainability investment strategy, the investment manager uses the TGM-ESGI, which is a proprietary ESG scoring system, to assess a country’s sustainability practices. The TGM-ESGI ranks countries according to current and projected overall ESG scores based on each country’s scores in fourteen ESG subcategories that the investment manager has determined have significant impact on macroeconomic conditions. The investment manager believes this two-pronged approach (i.e., current and projected ESG scores) best represents the investment worthiness of a country as compared to other countries based on a country’s sustainability efforts and promotes ESG by investing the Fund’s assets in emerging market countries that are considered leaders and/or are expected to improve from an ESG perspective, as compared to other emerging market countries.

In ranking the countries in the TGM-ESGI universe on their sustainability practices and efforts, the investment manager assigns each country current and projected scores on a scale of 0 to 100 (100 being the highest) in each of the fourteen ESG subcategories. The investment manager bases the current scores in these subcategories on data provided by third-party index providers, as described in more detail below. Each country’s projected scores in the ESG subcategories are calculated by using the country’s current score as a base, and overlaying the investment manager’s discretionary views on expected developments across the ESG subcategories over the next two to three years based on its proprietary research, which includes a combination of quantitative and qualitative factors and leverages information from the investment manager’s individual country analysts who have a deep understanding of local conditions in specific countries and extensive knowledge of such countries’ policies and societal trends. The fourteen subcategories, the investment manager’s views on the impacts of such ESG factors on a country’s economic sustainability, and the third-party index providers on which the investment manager bases its scoring, as of the date of this prospectus, are set forth below. The subcategories, the investment manager’s views on the impact of a factor on a country’s economic sustainability and the third-

party index providers used for scoring may change over time without notice to shareholders.

Environmental:

• Resource insecurity – As the global population increases and demands higher standards of living, the consumption of limited resources has increased. Resources can include the basic needs of any population, like water and farmable land, or economic needs such as fuel and minerals. Resource insecurity and depletion can threaten to disrupt established industries, particularly for countries dependent on resource-dependent economic activity such as agriculture, fishing and mining. Third-party index providers: World Energy Council Energy Security; Economist Intelligence Unit, Global Food Security Index; Energy: World Energy Council's Energy Trilemma, Energy Security; Water: UN Water dataset; Food: EIU Global Food Security Index.

• Extreme weather risk – Natural disasters such as droughts, monsoons, earthquakes and hurricanes can have large, disruptive impacts on an economy. While weather patterns cannot be predicted, the investment manager can be aware of the risks they pose and how well a country can handle such disasters in light of the vulnerability of its infrastructure, its emergency response abilities, and the adequacy of its early warning systems. For example, one macroeconomic impact of extreme weather risk falls on the price of goods; disasters such as droughts or hurricanes can severely disrupt availability of necessities like food or energy. Third-party index providers: United Nations Institution for Environment and Human Security World Risk Report.

• Unsustainable practices – The sustainability of a country’s treatment of the natural environment such as air, water and land are critical for current and future wellbeing. Unsustainable practices range from emissions to water pollution to destruction of biodiversity. Pollution can result in large cleanup costs and poorer health of citizens and may draw international opposition that hinders development. Third-party index providers: Custom composite index: CO2 emissions (mt per capita), World Bank PM2.5 air pollution, Ocean Health Index, Yale Environmental Performance Index Tree Cover Loss, Yale Environmental Performance Index Biodiversity & Habitat, Arable land (% of land area), 5 year growth rate.

Social:

• Social cohesion and stability – Lack of social cohesion comes in many forms, including terrorism, violent demonstrations and ethnic or religious conflicts. Active conflicts can lead to instability that negatively impacts economic conditions. Decay of social cohesion can also be harmful when savvy politicians take advantage of it. Recent waves of protectionism and anti-

immigration sentiment are results of such dynamics. Third-party index providers: World Bank Governance Indicators, Political Stability and Absence of Violence.

• Infrastructure – Infrastructure refers to the quality and extension of transport (road, rail, water and air) and utility infrastructure. Strong infrastructure helps develop business activity and constitutes an important gauge of whether the government takes a long-term view of economic issues. Investment in infrastructure not only provides a temporary boost to a country’s gross domestic product (GDP) through employment and construction, but necessary projects also can expand growth potential for years to come. Lack of adequate infrastructure can cause issues such as supply bottlenecks and inflationary pressures. Third-party index providers: WEF Global Competitiveness Report, Infrastructure.

• Health security – Health security is determined by the measurement of the coping ability of countries when faced with epidemic and pandemic diseases, and reflects the quality and robustness of a country’s health systems, as well as its ability to prevent, detect and respond swiftly to the spread of diseases. Lack of health security can cause health system and health security overloads, reductions in production and services and deterioration of fiscal and monetary conditions, as seen recently during the COVID-19 pandemic. Third-party index providers: Global Health Security Index (GHS Index).

• Labor – Labor refers to the regulatory framework of a country’s labor market, such as regulations around minimum wage, severance, hiring and hours worked. It also refers to the distribution of wealth within the population. The investment manager looks for fair pay that allows citizens to consume and participate in the economy, as well as competitiveness and the ability of corporations to allocate resources effectively. Labor and wages can impact complicated issues such as competitiveness and productivity. Third-party index providers: Heritage Foundation Labor Freedom Index, World Bank GINI Index (last available).

• Human capital – Human capital refers to the skill of a country’s workforce, the country’s investment in formal education and accumulation of skills through work. Lack of human capital in a country affects the productive ability of any economy. Similarly, policies that encourage diverse labor force participation can structurally increase labor’s contribution to growth. Third-party index providers: World Economic Forum, Human Capital Report.

• Demographics – This category looks at the amount of youth participation in the labor force that do not have work. In addition, demographics refers to labor force growth, which includes the change in labor force size and the amount of individuals age 15 and older who are working or are seeking work. Issues such as rapid population growth, aging and immigration may affect the size of the working population. A growing population can both aid in growth potential as well as create challenges for governments to generate enough jobs or risk social instability. Third-party index providers: World Bank Youth Unemployment, World Bank Labor Force Growth.

Governance:

• Business climate – This category evaluates the business-friendliness of a country’s rules and institutions. Business climate impacts investment levels and capital flows. Targeted tax breaks or special industrial zones can encourage domestic capital expenditure, and removing restrictions on foreign ownership of business in key sectors can significantly boost capital inflows as well as improve productivity. Third-party index providers: World Bank Entrepreneurship Database, World Bank Enterprise Surveys, Heritage Foundation Economic Freedom Index.

• Institutional strength –This category measures the extent to which the rules of society are followed in a country and the quality of contract enforcement (e.g., strength of courts and police). For example, a fiscal rule embedded in the constitution has stronger credibility than one periodically subject to legislative votes. Greater institutional strength often leads to a less volatile economy. Third-party index providers: World Bank Governance Indicators, Rule of Law.

• Corruption and transparency – Corruption refers to the extent to which public officials exercise power for private gain, at both federal and local levels. Transparency refers to data availability and reliability. Corruption can result in major political scandals that impact the government’s effectiveness and also distract from productive policy. Other effects of corruption can be unreliable government statistics for research purposes and international sanctions or withdrawal of international aid. A lack of transparency can worsen these effects. Third-party index providers: World Bank Governance Indicators, Control of Corruption.

• Policy mix and reform mindedness – This category looks at a country’s ability to formulate and implement sound policies (e.g. burden of regulations, unfair competitive practices and tax inconsistency). Countries are rewarded for being willing to pass unpopular but necessary reforms and policy to address economic and political challenges. Policy direction has an important impact on macroeconomics. Examples include whether leadership stands prepared to enact fiscal austerity (such as pension reform or subsidy removal) for the sake of a sustainable debt path and the government’s willingness to service debt, which directly impacts asset prices. Third-party index providers: World Bank Governance Indicators, Regulatory Quality.

• Effectiveness – Effectiveness looks at the degree of governance that is independent from political pressures, the quality of policy formation and the credibility of a government’s commitment (e.g., bureaucratic quality and institutional effectiveness). A government’s effectiveness contributes critically to the approval and implementation of policy. Strong ideas and intent can be hamstrung by political inexperience and inability to overcome opposition. An example would be gridlock in the legislature between majority and minority coalitions. Third-party index providers: World Bank Governance Indicators, Government Effectiveness.

Once the current and projected scores are calculated in each of the subcategories listed above, the investment manager calculates an average current and projected score for each country in each of the three main categories: environmental, social and governance. Final combined current and projected scores are then calculated for each country by applying an equal weight (33 1/3%) to each of the environmental, social and governance category scores. The countries are ranked on the TGM-ESGI according to their overall current score.

Government bonds, which include instruments that have economic characteristics similar to government bonds, issued by emerging market (including frontier market) countries, of the poorest performing countries in each of the environmental, social or governance categories based on current scores are excluded from investment until the exclusions reach 20% of the emerging market countries on the TGM-ESGI. The Fund also excludes from its investments government bonds of countries that have been sanctioned by the Office of Foreign Asset Control, the European Union or the United Nations. The remaining emerging market countries in the TGM-ESGI universe comprise the Fund’s “Investible Universe.”

In addition to the criteria above, under normal market conditions, when selecting the countries in which the Fund will invest, the investment manager generally manages the Fund so that the weighted average base ESG score of the countries in the Fund's portfolio (including currency and derivatives that provide exposure to countries in the Fund's Investible Universe) is higher than the average base ESG score of the remaining countries in the Fund's Investible Universe after the countries or issuers excluded for investment are removed. Bonds that are designated as “green” or “sustainable” based on the bond’s offering documents and other relevant information may receive an additional increase to the bond’s base score solely for the purpose of calculating the Fund’s weighted average base ESG score. Therefore, when the Fund invests in green or sustainable bonds, the Fund’s weighted average base score may be higher than if this base score increase was not applied. Green or sustainable bonds from issuers that already have a score of 100 will not receive any further increase. Bonds issued by supranational organizations (Supranational Bonds) that have ESG ratings from an independent third party will also be rated and ranked for purposes of this policy only. For supranational issuers, the Fund utilizes ESG ratings provided by MSCI and restates those ratings to correspond to a scale of 0 to 100 (100 being the highest). The ESG methodology is applied to 100% of the Fund’s supranational debt holdings. Ranking of such Supranational Bonds are based on the supranational organization’s ESG practices only and not based on to which countries the proceeds of such Supranational Bonds are allocated or whether the proceeds are used for ESG-related purposes by such countries. It is possible that the proceeds from a bond held by the Fund that is issued by a supranational organization rated with a high ESG score by independent third parties and, consequently, by the investment manager, for purposes of this policy, could be used, without the Fund’s or the investment manager’s knowledge: (i) by countries that do not meet the Fund’s investment criteria; or (ii) for purposes that do not promote ESG practices or principles. The investment manager does not guarantee which countries are provided with proceeds from a Supranational Bond or for what purposes such proceeds are used. Supranational Bonds are defined as those issued by multilateral organizations established by central governments to promote economic development and regional integration of the member countries. Compliance with this policy generally will be tested on a weekly basis. At certain times the Fund's weighted average base ESG score may fall below the average base ESG score of the Fund's Investible Universe (after the countries or issuers excluded for investment are removed). At such times, the investment manager will manage the Fund so that the weighted average base ESG score of the countries in the Fund's portfolio returns to be higher than the average base ESG score of the countries in the Fund's Investible Universe as soon as reasonably practicable.

TGM-ESGI scoring is applied to 100% of the countries in which the Fund has or may have exposure to government bonds. The Fund measures compliance with its principal investment strategies at the time of investment. If a country no longer meets the above criteria, the investment manager will monitor the country’s projected scores and momentum and may, but is not required to, hedge exposure to the country or sell the bonds issued by such country. The ESG subcategories, weightings for the categories when calculating scores, and third-party index providers used for scoring are reviewed at least biannually. Although market activity, political and macroeconomic events, conditions in fixed income markets and specific investment opportunities are discussed and reviewed frequently, the investment manager formally updates the ESG research and scores twice a year, which may include refinements in the investment manager’s methodology. In addition, the investment manager continuously conducts look-back assessments of the accuracy of ESG projections from previous years and how directional trends in ESG have aligned with actual investment performance over time. Updates to the TGM-ESGI methodology and the current and projected scores for each country typically are released to the public twice a year, but the timing of such updates are subject to change without notice to shareholders.

The investment manager believes that ESG considerations are most effective when fully integrated into the other components of the investment manager’s traditional economic analysis. In selecting the investments for the Fund’s portfolio, the investment manager also employs a research-driven investment process that combines qualitative, country-specific and global macroeconomic analysis with quantitative tools. In addition to ESG factors, the investment manager considers various macroeconomic factors including the growth drivers, monetary policy, fiscal policy, inflation dynamic, debt sustainability, balance of debt payments and the political situation of each country. In addition, the investment manager considers the risk versus return analysis and liquidity of each government bond.

The Fund is a "non-diversified" fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.

The bonds in which the Fund may invest include debt obligations of any maturity, such as bonds, notes, bills and debentures, and the average maturity of debt obligations in the Fund’s portfolio will fluctuate depending on the investment manager’s outlook on changing market, economic, and political conditions. The Fund may buy bonds rated in any category or that are unrated, and such obligations may have fixed or floating rates of interest. Bonds may be denominated and issued in the local currency or in another currency. The Fund may also invest in inflation-indexed securities and securities that are linked to or derive their value from another security, asset or currency of any nation.

For purposes of pursuing its investment goals the Fund regularly enters into various currency related transactions involving derivative instruments, principally currency and cross currency forwards, but it may also use currency and currency index futures contracts and currency options. The Fund maintains extensive positions in currency related derivative instruments as a hedging technique or to implement a currency investment strategy, which could expose a large amount of the Fund’s assets to obligations under these instruments. The results of such transactions may represent, from time to time, a large component of the Fund’s investment returns. The use of these derivative transactions may allow the Fund to obtain net long or net negative (short) exposure to selected currencies. The Fund also may enter into various other transactions involving derivatives from time to time, including interest rate/bond futures and swap agreements (which may include credit default swaps and interest rate swaps). The use of these derivative transactions may allow the Fund to obtain net long or net short exposures to selected interest rates, countries, duration or credit risks, or may be used for hedging purposes. The Fund may use any of the above currency techniques or other derivative transactions for the purposes of enhancing Fund returns, increasing liquidity, gaining exposure to particular instruments in more efficient or less expensive ways and/or hedging risks relating to changes in currency exchange rates, interest rates and other market factors.

The investment manager considers various factors, such as availability and cost, in deciding whether to use a particular derivative instrument or strategy. Moreover, investors should bear in mind that the Fund is not obligated to actively engage in any derivative transactions.

The Fund may, at times, maintain a large position in cash and cash equivalents (including money market funds).

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests at least 80% of its net assets in a non-diversified portfolio of bonds issued by “emerging market countries.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Foreign Securities (non-U.S.) Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: (i) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; (ii) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; (iv) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (v) currency exchange rate fluctuations and policies – e.g., fluctuations may negatively affect investments denominated in foreign currencies and any income received or expenses paid by the Fund in that foreign currency. The risks of foreign investments may be greater in developing or emerging market countries.

Currency Management Strategies Currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the investment manager expects. In addition, currency management strategies, to the extent that they reduce the Fund’s exposure to currency risks, also reduce the Fund’s ability to benefit from favorable changes in currency exchange rates. Using currency management strategies for purposes other than hedging further increases the Fund’s exposure to foreign investment losses. Currency markets generally are not as regulated as securities markets. In addition, currency rates may fluctuate significantly over short periods of time, and can reduce returns.

Sovereign Debt Securities Sovereign debt securities are subject to various risks in addition to those relating to debt securities and foreign investments generally, including, but not limited to, the risk that a governmental entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due because of cash flow problems, insufficient foreign reserves, the relative size of the debt service burden to the economy as a whole, the government’s policy towards principal international lenders such as the International Monetary Fund, or the political considerations to which the government may be subject. If a sovereign debtor defaults (or threatens to default) on its sovereign debt obligations, the indebtedness may be restructured. Some sovereign debtors have in the past been able to restructure their debt payments without the approval of some or all debt holders or to declare moratoria on payments. In the event of a default on sovereign debt, the Fund may also have limited legal recourse against the defaulting government entity.

Regional Adverse conditions in a certain region or country can adversely affect securities of issuers in other countries whose economies appear to be unrelated. To the extent that the Fund invests a significant portion of its assets in a specific geographic region or a particular country, the Fund will generally have more exposure to the specific regional or country economic risks. In the event of economic or political turmoil or a deterioration of diplomatic relations in a region or country where a substantial portion of the Fund’s assets are invested, the Fund may experience substantial illiquidity or reduction in the value of the Fund’s investments.

Emerging Market Countries The Fund’s investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation.

Sustainability Investment While the investment manager has clearly delineated subcategories for the purpose of ESG scoring, some of the factors that are considered when scoring a country are subjective and, consequently, the investment manager’s or a third party’s scoring may not always accurately assess the sustainability practices of an emerging market country in a specific subcategory. In addition, the Fund considers each country that issues bonds in which the Fund may invest holistically with respect to its sustainability practices. Therefore, certain countries may engage in activities that are not sustainable and that may be contrary to the principles of ESG investing but, because of the investment manager’s holistic approach, such practices may be outweighed by other more sustainable practices resulting in the country scoring well overall on the

TGM-ESGI. Similarly, some countries may have higher scores in one category and lower scores in another, which may skew the results of the final score of a country making it seem more ESG-friendly than it is. There is also the risk that the countries identified for investment by the investment manager do not act as expected when addressing ESG issues. Although the Fund invests in government bonds issued for the purpose of financing the general growth and development of the emerging market countries that issue them, such countries may use proceeds from the bonds to pursue programs or activities that are not ESG-friendly unbeknownst to the investment manager. Finally, the investment manager compares the emerging market counties in which the Fund may invest with other emerging market countries, all of whom may lag in pursuing positive ESG activities. Therefore, the government bonds in which the Fund invests may provide more exposure to countries that have made less progress than other funds that invest in securities outside of the emerging markets universe.

The Fund’s ESG sustainability considerations may limit the number of investment opportunities available to the Fund and, as a result, at times, the Fund may underperform other funds that are not subject to such special non-financial considerations. The criteria related to the Fund’s methodology may result in the Fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for ESG reasons when it might be otherwise disadvantageous for it to do so. In addition, while ESG factors guide a country’s longer-term fundamentals, the underlying trends can be obscured in the short term by cyclical or temporary conditions. In addition, there are significant differences in interpretations of what it means for a country to have positive ESG characteristics. While the investment manager believes its methodology is reasonable, the portfolio decisions it makes may differ with other investors’ or advisers’ views.

Use of Third Party Index Providers The investment manager relies on third-party index providers for certain aspects of its ESG methodology. The investment manager believes that these indexes are reliable and are from reputable sources, but nevertheless, there may be risks associated with using third party index providers. These risks can include: (i) the providers may not have data on the entire universe of emerging market countries eligible for investment by the Fund; (ii) the providers may provide the investment manager with incomplete, inaccurate or stale data; (iii) different providers may provide differing scoring results to the extent multiple third party index providers are used for a specific subcategory; and (iv) there is no regulatory oversight of third party ESG index providers, which could result in an increase in third party index providers’ data inaccuracies.

Market The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

The global outbreak of the novel strain of coronavirus, COVID-19 and its subsequent variants, has resulted in market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. The long-term impact on economies, markets, industries and individual issuers, is not known. Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets; reduced liquidity of many instruments; and disruptions to supply chains, consumer demand and employee availability, may continue for some time.

Liquidity From time to time, the trading market for a particular security or type of security or other investments in which the Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities or other investments when necessary to meet the Fund’s liquidity needs, which may arise or increase in response to a specific economic event or because the investment manager wishes to purchase particular investments or believes that a higher level of liquidity would be advantageous. Reduced liquidity will also generally lower the value of such securities or other investments. Market prices for such securities or other investments may be relatively volatile.

Interest Rate When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply of and demand for bonds. In general, securities with longer maturities or durations are more sensitive to interest rate changes.

Variable rate securities generally will not increase in market value if interest rates decline. Conversely, the market value may not decline when prevailing interest rates rise. Fixed rate debt securities generally are more sensitive to interest rate changes than variable rate securities.

Credit An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's or government's credit rating may affect a security's value.

High-Yield Debt Securities Issuers of lower-rated or “high-yield” debt securities (also known as “junk bonds”) are not as strong financially as those issuing higher credit quality debt securities. High-yield debt securities are generally considered predominantly speculative by the applicable rating agencies as their issuers are more likely to encounter financial difficulties because they may be more highly leveraged, or because of other considerations. In addition, high yield debt securities generally are more vulnerable to changes in the relevant economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments when due. The prices of high-yield debt securities generally fluctuate more than those of higher credit quality. High-yield debt securities are generally more illiquid (harder to sell) and harder to value.

Income The Fund's distributions to shareholders may decline when prevailing interest rates fall, when the Fund experiences defaults on debt securities it holds or when the Fund realizes a loss upon the sale of a debt security.

Derivative Instruments The performance of derivative instruments depends largely on the performance of an underlying instrument, such as a currency, security, interest rate or index, and such instruments often have risks similar to their underlying instrument, in addition to other risks. Derivative instruments involve costs and can create economic leverage in the Fund's portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that exceeds the Fund's initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. When a derivative is used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security, interest rate, index or other risk being hedged. With over-the-counter derivatives, there is the risk that the other party to the transaction will fail to perform.

Inflation-Indexed Securities Inflation-indexed securities have a tendency to react to changes in real interest rates. Real interest rates represent nominal (stated) interest rates lowered by the anticipated effect of inflation. In general, the price of an inflation-indexed security decreases when real interest rates increase, and increases when real interest rates decrease. Interest payments on inflation-indexed securities will fluctuate as the principal and/or interest is adjusted for inflation and can be unpredictable.

Non-Diversification Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may negatively impact the Fund's performance and result in greater fluctuation in the value of the Fund’s shares.

Cash Position To the extent that the Fund holds a large position in cash/cash equivalents (including money market funds) the Fund may lose opportunities to participate in market appreciation and may have lower returns than if the Fund made other investments. In such circumstances, the Fund may not achieve its investment goal.

LIBOR Transition The Fund invests in financial instruments that may have floating or variable rate calculations for payment obligations or financing terms based on the London Interbank Offered Rate (LIBOR), which is the benchmark interest rate at which major global banks lent to one another in the international interbank market for short-term loans. In 2017, the U.K. Financial Conduct Authority announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. Although many LIBOR rates were phased out at the end of 2021 as originally intended, a selection of widely used USD LIBOR rates will continue to be published until June 2023 in order to assist with the transition to an alternative rate. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. There can be no guarantee that financial instruments that transition to an alternative reference rate will retain the same value or liquidity as they would otherwise have had.

Management The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Cybersecurity Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, cause the Fund, the investment manager, and/or their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The investment manager has limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund or the investment manager. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Because technology is frequently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund's ability to plan for or respond to a cyber attack. Like other funds and business enterprises, the Fund, the investment manager, and their service providers are subject to the risk of cyber incidents occurring from time to time.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may negatively impact the Fund's performance and result in greater fluctuation in the value of the Fund’s shares.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) DIAL BEN/342-5236
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	franklintempleton.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Annual Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	2022, Q4	9.11%
Worst Quarter:	2022, Q2	-9.81%

As of March 31, 2023, the Fund’s year-to-date return was 2.51%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (figures reflect sales charges) For periods ended December 31, 2022
Templeton Sustainable Emerging Markets Bond Fund | JP Morgan GBI-EM Global Diversified Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(index reflects no deduction for fees, expenses or taxes)	[1]
Label	rr_AverageAnnualReturnLabel	JP Morgan GBI-EM Global Diversified Index (index reflects no deduction for fees, expenses or taxes)	[1]
1 Year	rr_AverageAnnualReturnYear01	(11.69%)	[1]
5 Years	rr_AverageAnnualReturnYear05	(2.51%)	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	(2.07%)	[1],[2]
Templeton Sustainable Emerging Markets Bond Fund | JP Morgan EMBI Global Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(index reflects no deduction for fees, expenses or taxes)	[1]
Label	rr_AverageAnnualReturnLabel	JP Morgan EMBI Global Index (index reflects no deduction for fees, expenses or taxes)	[1]
1 Year	rr_AverageAnnualReturnYear01	(16.45%)	[1]
5 Years	rr_AverageAnnualReturnYear05	(1.00%)	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	none	[1],[2]
Templeton Sustainable Emerging Markets Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[3]
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[4]
Other expenses	rr_OtherExpensesOverAssets	1.87%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total annual Fund operating expenses	rr_ExpensesOverAssets	3.00%	[5]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.83%)	[6]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.17%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2024
1 Year	rr_ExpenseExampleYear01	$ 490
3 Years	rr_ExpenseExampleYear03	1,102
5 Years	rr_ExpenseExampleYear05	1,738
10 Years	rr_ExpenseExampleYear10	$ 3,444
Annual Return 2014	rr_AnnualReturn2014	(2.70%)
Annual Return 2015	rr_AnnualReturn2015	(3.30%)
Annual Return 2016	rr_AnnualReturn2016	10.41%
Annual Return 2017	rr_AnnualReturn2017	10.21%
Annual Return 2018	rr_AnnualReturn2018	(3.30%)
Annual Return 2019	rr_AnnualReturn2019	1.33%
Annual Return 2020	rr_AnnualReturn2020	(6.80%)
Annual Return 2021	rr_AnnualReturn2021	(5.54%)
Annual Return 2022	rr_AnnualReturn2022	(10.51%)
Year to Date Return, Label	rr_YearToDateReturnLabel	As of March 31, 2023, the Fund’s year-to-date return was 2.51%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.51%
Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.11%
Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.81%)
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	(13.91%)
5 Years	rr_AverageAnnualReturnYear05	(5.77%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.66%)	[2]
Templeton Sustainable Emerging Markets Bond Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions
1 Year	rr_AverageAnnualReturnYear01	(13.80%)
5 Years	rr_AverageAnnualReturnYear05	(6.62%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.07%)	[2]
Templeton Sustainable Emerging Markets Bond Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of Fund shares
1 Year	rr_AverageAnnualReturnYear01	(8.12%)
5 Years	rr_AverageAnnualReturnYear05	(4.44%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.69%)	[2]
Templeton Sustainable Emerging Markets Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.65%	[4]
Other expenses	rr_OtherExpensesOverAssets	1.84%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total annual Fund operating expenses	rr_ExpensesOverAssets	3.37%	[5]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.80%)	[6]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.57%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2024
1 Year	rr_ExpenseExampleYear01	$ 260
3 Years	rr_ExpenseExampleYear03	868
5 Years	rr_ExpenseExampleYear05	1,600
10 Years	rr_ExpenseExampleYear10	3,452
1 Year	rr_ExpenseExampleNoRedemptionYear01	160
3 Years	rr_ExpenseExampleNoRedemptionYear03	868
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,600
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,452
1 Year	rr_AverageAnnualReturnYear01	(11.64%)
5 Years	rr_AverageAnnualReturnYear05	(5.43%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.69%)	[2]
Templeton Sustainable Emerging Markets Bond Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[4]
Other expenses	rr_OtherExpensesOverAssets	1.86%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total annual Fund operating expenses	rr_ExpensesOverAssets	3.24%	[5]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.82%)	[6]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.42%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2024
1 Year	rr_ExpenseExampleYear01	$ 145
3 Years	rr_ExpenseExampleYear03	829
5 Years	rr_ExpenseExampleYear05	1,537
10 Years	rr_ExpenseExampleYear10	$ 3,417
1 Year	rr_AverageAnnualReturnYear01	(10.76%)
5 Years	rr_AverageAnnualReturnYear05	(5.12%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.44%)	[2]
Templeton Sustainable Emerging Markets Bond Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[4]
Other expenses	rr_OtherExpensesOverAssets	2.01%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.89%	[5]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.00%)	[6]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.89%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2024
1 Year	rr_ExpenseExampleYear01	$ 91
3 Years	rr_ExpenseExampleYear03	705
5 Years	rr_ExpenseExampleYear05	1,346
10 Years	rr_ExpenseExampleYear10	$ 3,071
1 Year	rr_AverageAnnualReturnYear01	(10.41%)
5 Years	rr_AverageAnnualReturnYear05	(4.75%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.00%)	[2]
Templeton Sustainable Emerging Markets Bond Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[4]
Other expenses	rr_OtherExpensesOverAssets	1.85%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.73%	[5]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.81%)	[6]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.92%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2024
1 Year	rr_ExpenseExampleYear01	$ 94
3 Years	rr_ExpenseExampleYear03	675
5 Years	rr_ExpenseExampleYear05	1,283
10 Years	rr_ExpenseExampleYear10	$ 2,927
1 Year	rr_AverageAnnualReturnYear01	(10.28%)
5 Years	rr_AverageAnnualReturnYear05	(4.80%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.04%)	[2]

[1]

Effective August 1, 2022, the JP Morgan GBI-EM Global Diversified Index replaced the JP Morgan EMBI Global Index as the Fund's benchmark. The investment manager believes the composition of the JP Morgan GBI-EM Global Diversified Index more accurately reflects the Fund's current investment strategy and portfolio characteristics because the bonds in the new index are issued in local currencies, rather than in U.S. dollars.

[2]	Since inception April 1, 2013.
[3]

There is a 1% contingent deferred sales charge that applies to investments of $500,000 or more (see "Investment of $500,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

[4]	Class A distribution and service (12b-1) fees have been restated to reflect the maximum annual rate approved by the board of trustees for the current fiscal year. Consequently, the total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights.
[5]	Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
[6]	The investment manager has agreed to waive fees and/or reimburse operating expenses (excluding Rule 12b-1 fees, acquired fund fees and expenses, and certain non-routine expenses or costs, such as those relating to litigation, indemnification, reorganizations and liquidations) for the Fund so that the ratio of total annual fund operating expenses will not exceed 0.89% for each share class. The investment manager has also agreed to reduce its fees to reflect reduced services resulting from the Fund’s investments in Franklin Templeton affiliated funds. In addition, the transfer agent has agreed to limit its fees on Class R6 shares of the Fund so that transfer agency fees for that class do not exceed 0.03%. These arrangements are expected to continue until April 30, 2024. During the terms, the fee waiver and expense reimbursement agreements may not be terminated or amended without approval of the board of trustees except to add series or classes, to reflect the extension of termination dates or to lower the waiver and expense limitation (which would result in lower fees for shareholders).